INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investments in affiliated company	$ 1,423,000	$ 1,016,000
Investments in other company	88,000	79,000
Ecomtrade [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method		50.00%
Investments in affiliated company	166,000
Investments in affiliates, loans portion	273,000
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method		10.64%
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method	27.50%
Payments to equity interest	$ 1,400,000